Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Sohu's 2000 Stock Incentive Plan [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	6	17.66	1.41	355
Exercised	(3)	17.57

Outstanding at December 31, 2014	3	17.74	0.48	115

Vested at December 31, 2014	3	17.74	0.48	115

Exercisable at December 31, 2014	3	17.74	0.48	115

Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant- Date Fair Value
Unvested at January 1, 2014	3	$61.27
Vested	(3)	61.27
Forfeited	—

Unvested at December 31, 2014	—

Expected to vest thereafter	—

Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Executive officers other than former CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2014	218	$14.46
Granted	180	13.71
Vested	(93)	14.62
Forfeited	(85)	13.63

Unvested at December 31, 2014	220	14.09

Expected to vest thereafter	213	14.10

Changyou 2014 Share Incentive Plan [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2014	—	$—
Granted	2,416	12.64

Unvested at December 31, 2014	2,416	12.64

Expected to vest thereafter	2,416	12.64